Film Costs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Motion picture productions:
Released	¥ 98,910	¥ 102,415
Completed and not released	10,800	14,260
In production and development	102,295	107,811
Television productions:
Released	44,461	40,581
In production and development	2,853	1,688
Broadcasting rights	27,830	24,544
Less: current portion of broadcasting rights included in inventories	(17,101)	(15,910)
Film costs	¥ 270,048	¥ 275,389